Note 3 - Notes Receivable (Details) - USD ($)		1 Months Ended
	Jul. 31, 2015	Jul. 31, 2012	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2012
Note 3 - Notes Receivable (Details) [Line Items]
Notes Receivable Contractual Term	24 months
Non-interest Bearing Unsecured Promissory Note 1 [Member]
Note 3 - Notes Receivable (Details) [Line Items]
Financing Receivable, Net	$ 10,000
Non-interest Bearing Unsecured Promissory Notes 2 [Member]
Note 3 - Notes Receivable (Details) [Line Items]
Financing Receivable, Net	29,925
Non-interest Bearing Unsecured Promissory Note [Member]
Note 3 - Notes Receivable (Details) [Line Items]
Financing Receivable, Net	$ 29,925
Notes Receivable, Interest Rate	4.00%
Notes Receivable Principal and Interest Term	12 months
Former Director of the Company [Member]
Note 3 - Notes Receivable (Details) [Line Items]
Due from Related Parties						$ 21,750
Company-Owned Clinic [Member]
Note 3 - Notes Receivable (Details) [Line Items]
Financing Receivable, Net		$ 90,000	$ 87,557	$ 59,269	$ 85,198
Notes Receivable, Interest Rate		6.00%
Notes Receivable Contractual Term		54 months
Notes Receivable Principal and Interest Term		42 months